(Loss) earnings per share amounts	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
(Loss) earnings per share amounts

12. (Loss) earnings per share amounts

Basic (loss) earnings per share is computed based on the weighted average number of shares of Common Shares outstanding during the year. Diluted (loss) earnings per share is computed based on the weighted average number of shares of Common Shares plus the effect of dilutive potential Common Shares outstanding during the year using the treasury stock method. Dilutive potential Common Shares include outstanding stock options, deferred share units and restricted share units.

The components of basic and diluted (loss) earnings per share were as follows:

	Year ended March 31,
	2016	2015	2014
Net (loss) income available to common shareholders	$(60,903)	$24,128	$20,544
Weighted-average number of shares outstanding	12,197,167	12,158,169	12,099,703
Effect of dilutive securities	—	493,643	582,314

Weighted-average diluted shares	12,197,167	12,651,812	12,682,017

Basic (loss) earnings per share	$(4.99)	$1.98	$1.70
Diluted (loss) earnings per share	$(4.99)	$1.91	$1.62

No dilutive securities were included in the diluted earnings per share calculation for fiscal 2016 due to a net loss reported. Anti-dilutive securities excluded from the calculations of diluted earnings per share were 17,305 and 11,792 for fiscal years 2015 and 2014, respectively.